Pledged or Mortgaged Assets - Certain Assets Provided as Collateral Mainly for Long-term Bank Loans and Leases (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure assets pledged as collateral [abstract]
Non-current financial assets at amortized cost	$ 68,388	$ 2,234
Property, plant and equipment, net	9,672,238	315,983	$ 7,164,089
Other non-current financial assets			70,241
Assets pledged as collateral for liabilities	$ 9,740,626	$ 318,217	$ 7,234,330